Share-based compensation	9 Months Ended
Sep. 30, 2022
Share-based Payment Arrangements [Abstract]
Share-based compensation	Share-based compensation
Equity Incentive Plan 2019
In November 2019, the Company adopted the Equity Incentive Plan 2019. Under the Equity Incentive Plan 2019, the Company may at its discretion grant to plan participants, such as directors, certain employees and service providers, awards in the form of restricted shares and restricted share units (“RSUs”), share options, share appreciation rights, performance awards and other share-based awards. The Company has reserved 13,820,000 common shares for future issuance under the Equity Incentive Plan 2019 (including share-based equity awards granted to date less awards forfeited). As of September 30, 2022, the Company has 1,349,944 common shares available for the future issuance of share-based equity awards. On March 7, 2022, the Company issued its annual equity award, which was approved by the Compensation Committee of the Board of Directors and consisted of 1,867,076 share options and 570,340 RSUs. On May 11, 2022, the Company issued a special retention award to select employees, which was approved by the Compensation Committee of the Board of Directors and consisted of 1,298,700 RSU's. As of September 30, 2022, the Company has only granted share options, RSUs and performance awards under the Equity Incentive Plan 2019.
As of September 30, 2022, the cumulative amount recorded as an increase to Other Reserves within equity in the unaudited condensed consolidated interim balance sheet of the Equity Incentive Plan 2019 was KUSD 137,759. An amount of KUSD 512 was withheld for tax charges during the three months ended March 31, 2022. There were no amounts withheld for tax charges during both the three months ended September 30, 2022 and June 30, 2022. The amount of expense for all awards recognized for services received during the three and nine months ended September 30, 2022 were KUSD 14,565 and KUSD 42,293, respectively, and for the three and nine months ended September 30, 2021 were KUSD 14,798 and KUSD 47,016, respectively.
Share Options
Pursuant to the Equity Incentive Plan 2019, the Company may grant share options to its directors, certain employees and service providers working for the benefit of the Company at the time. The exercise price per share option is set by the Company at the fair market value of the underlying common shares on the date of grant, as determined by the Company, which is generally the closing share price of the Company’s common shares traded on the NYSE. The awards generally vest 25% on the first anniversary of the date of grant, and thereafter evenly on a monthly basis over the subsequent three years. The contractual term of each share option award granted is ten years. Under the grant, the options may be settled only in common shares of the Company. Therefore, the grants of share options under the Equity Incentive Plan 2019 have been accounted for as equity-settled under IFRS 2. As such, the Company records a charge for the vested portion of award grants and for partially earned but non-vested portions of award grants. This results in a front-loaded charge to the Company’s unaudited condensed consolidated interim statement of operations and a corresponding increase to Other Reserves within equity on the unaudited condensed consolidated interim balance sheet.
The expense recognized for services received during the three and nine months ended September 30, 2022 was KUSD 8,193 and KUSD 27,158, respectively. The expense recognized for services received during the three and nine months ended September 30, 2021 was KUSD 12,105 and KUSD 40,112, respectively.
The following table summarizes the share option awards outstanding as of September 30, 2022:

	Average strike price per share in USD	Number of awards	Weighted average remaining life in years
December 31, 2021	27.23	6,640,200	8.70
Granted	12.26	3,937,056	9.39
Forfeited	26.71	(820,031)	N/A
September 30, 2022	21.23	9,757,225	8.39
Awards outstanding as of September 30, 2022 and December 31, 2021, expire through 2032 and 2031, respectively. The options granted during 2022 include the Company’s annual equity award discussed above. The grant-date fair value of the options relating to the annual equity awards was USD 8.85 per share. As of September 30, 2022, 3,457,420 awards are vested and exercisable out of the total outstanding awards of 9,757,225 common shares. The weighted average strike price and weighted average remaining life for vested and exercisable awards is USD 25.67 and 7.44 years, respectively.
The fair values of the options granted were determined on the date of the grant using the Black-Scholes option-pricing model. The Company used an independent valuation firm to assist in calculating the fair value of the award grants per participant.
The fair values of the options granted during the three and nine months ended September 30, 2022 were determined on the date of the grant using the following assumptions:

	Three Months Ended	Nine Months Ended
	September 30, 2022	September 30, 2022
Share price, in USD	4.83 - 8.54	4.83 - 19.69
Strike price, in USD	4.83 - 8.54	4.83 - 19.69
Expected volatility	70% to 80%	70% to 80%
Award life	6.08	6.08
Expected dividends	—	—
Risk-free interest rate	2.61% - 3.77%	1.46% - 3.77%
The expected volatility was based on the Company’s historical volatility and selected volatility determined by median values observed among other comparable public companies.
The award life is based on the time interval between the date of grant and the date during the ten-year life after which, when making the grant, the Company expected on average that participants would exercise their options.
RSUs
Pursuant to the Equity Incentive Plan 2019, the Company may grant RSUs to its directors, certain employees and service providers working for the benefit of the Company at the time. The awards generally vest annually over a period of three years commencing on the first anniversary of the date of grant. The special retention awards discussed above vest 50% and the remainder at the six-month and one year anniversaries, respectively, of the grant date. The RSUs may be settled only in common shares of the Company. Therefore, the grants of RSUs under the Equity Incentive Plan 2019 have been accounted for as equity-settled under IFRS 2. As such, the Company records a charge for the vested portion of award grants and for partially earned but non-vested portions of award grants. This results in a front-loaded charge to the Company’s unaudited condensed consolidated interim statement of operations and a corresponding increase to Other Reserves within equity on the unaudited condensed consolidated interim balance sheet.
The expense recognized for services received during the three and nine months ended September 30, 2022 was KUSD 6,372 and KUSD 15,135, respectively. The expense recognized for services received during the three and nine months ended September 30, 2021 was KUSD 2,693 and KUSD 6,904, respectively.

	Number of awards	Weighted average grant date fair value
December 31, 2021	663,055	30.95
Granted	2,129,991	9.36
Vested	(344,446)	30.54
Forfeited	(135,416)	21.10
September 30, 2022	2,313,184	11.71
The RSUs granted during 2022 include the annual equity award and special retention award discussed above, which had grant date fair values of USD 14.00 and USD 6.93, respectively.
Share-based Compensation Reserves
The movement in the Share-based Compensation Reserves (included in Other reserves within equity) is as follows:

	Three months ended		Nine months ended
(in KUSD)	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Equity Incentive Plan 2019 - Share Options	8,193	12,105	27,158	40,112
Equity Incentive Plan 2019 - RSUs	6,372	2,693	15,135	6,904
Tax and social charge deductions - Incentive Plan 2019	—	—	(512)	—
Total	14,565	14,798	41,781	47,016
2022 Employee Stock Purchase Plan

In June 2022, the Company adopted the 2022 ESPP, which was approved by shareholders at the Company's 2022 Annual General Meeting. The Company has 782,700 common shares reserved and available for the future issuance. The number of shares available for grant and issuance under the 2022 ESPP will increase on January 1st of each of the first ten calendar years during the term of the 2022 ESPP by the number of shares equal to 1% of the shares outstanding as of the immediately preceding December 31st, or lesser number as may be determined by the Board. The aggregate number of shares that may be issued under the 2022 ESPP Plan is equal to 1% of the ordinary share capital of the Company.

The 2022 ESPP allows eligible employees to purchase designated shares of the Company's common shares at a discount, over a series of offering periods through accumulated payroll deductions. No offering period may be longer than 27 months. The purchase price for shares purchased under the 2022 ESPP during any given purchase period will be 85% of the lesser of the market price of the Company’s common shares on (i) the offering date or (ii) the purchase date.
The grant date of the initial offering period was July 18, 2022, and that offering period will end on December 31, 2022.
The Company recognizes share-based compensation expense related to purchase rights granted pursuant to its 2022 ESPP on a straight-line basis over the requisite service period, which is generally a six-month period. The fair value of the purchase rights granted were determined on the date of the grant using the Black-Scholes option-pricing model. The Company used an independent valuation firm to assist in calculating the fair value of the purchase rights.

The expense for services received during the three and nine months ended September 30, 2022 was not material to the overall financial statements. As of September 30, 2022, the Company recorded a liability of KUSD 220 related to the accumulated payroll deductions, which are refundable to employees who withdraw from the ESPP. This amount is included within Accrued expenses in other current liabilities in the unaudited condensed consolidated interim balance sheet.